Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 26, 2021 USD ($) tranche $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 17, 2021 tranche shares
Asset Acquisition [Line Items]
Legacy Humacyte common stock conversion ratio to common stock	0.26260
Founder shares conversion ratio	1
Maximum contingent earnout (in shares) | shares				15,000,000
Contingent earnout liability recognized upon the closing of the reverse recapitalization		$ 159,432	$ 0
Proceeds from Merger and PIPE financing, net of offering costs paid	$ 242,400	242,400	0
Transaction costs recorded in APIC	3,900
Transaction costs expensed (less than)	100	49	0
Unpaid liabilities assumed in connection with Merger		130	$ 0
Alpha Healthcare Acquisition Corp. and Hunter Merger Sub, Inc.
Asset Acquisition [Line Items]
Liabilities assumed	15,200
Assets assumed	$ 100
AHAC Founders
Asset Acquisition [Line Items]
Founder shares converted to common stock (in shares) | shares	2,500,000
Private Placement
Asset Acquisition [Line Items]
Number of shares issued (in shares) | shares	17,500,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 175,000
Earnout Shares
Asset Acquisition [Line Items]
Maximum contingent earnout (in shares) | shares	15,000,000			15,000,000
Number of tranches of contingent earnout shares | tranche	2			2
Number of contingent earnout shares per tranche (in shares) | shares	7,500,000			7,500,000
Number of trading days	20 days
Number of consecutive trading days	30 days
Contingent earnout liability recognized upon the closing of the reverse recapitalization	$ 159,400
Tranche one | Earnout Shares
Asset Acquisition [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 15.00
Tranche two | Earnout Shares
Asset Acquisition [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 20.00
Accrued Liabilities
Asset Acquisition [Line Items]
Unpaid liabilities assumed in connection with Merger		$ 100